Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of Line of Credit Facilities
At September 30, 2025, the Group had the following letter of credit facilities:

	September 30, 2025
Bank	Commitment	In Use	Date of Expiry
Lloyds Bank plc(2)
Unsecured	$20.0	$8.8	September 21, 2028
Secured	115.0	52.2	September 21, 2028
Total Lloyds Bank Plc	135.0	61.0
Citibank N.A. London branch(1)(2)
Secured	70.0	30.6	December 31, 2025
Total Citibank N.A. London branch	70.0	30.6
Barclays Bank plc(1)(2)
Unsecured	20.0	11.8	September 13, 2028
Secured	115.0	29.9	September 13, 2028
Total Barclays Bank plc	135.0	41.7
Bank of Montreal(1)(2)
Unsecured	40.0	8.8	September 18, 2026
Secured	100.0	47.5	September 18, 2026
Total Bank of Montreal	140.0	56.3
Total letters of credit facilities	$480.0	$189.6
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(1)Letters of credit can be issued under the secured letter of credit facilities for the purposes of supporting insurance and reinsurance obligations.
(2)The Facility agreements allow for additional capacity in the form of accordions and uncommitted amounts. The maximum additional capacity from the lenders as of September 30, 2025, was: Lloyds Bank plc $65.0 million; Citibank N.A. London Branch $200.0 million; Barclays Bank plc $65.0 million; and Bank of Montreal $60.0 million.
The following table shows the value of the collateral underlying the secured letter of credit facilities:

Bank	September 30, 2025
Lloyds Bank plc	$56.5
Citibank N.A. London branch	32.4
Barclays Bank plc	34.7
Bank of Montreal	51.3
Total	$174.9